Subsequent events (Details) (USD $)	6 Months Ended		12 Months Ended	6 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 15, 2014	Aug. 05, 2014	Sep. 23, 2014	Oct. 17, 2014	Oct. 08, 2014	Nov. 21, 2014
Subsequent Event [Line Items]
Payment for repurchase of common shares	$ 11,421,722	$ 5,767,159
Treasury Shares [Member]
Subsequent Event [Line Items]
Treasury share repurchases, shares	4,902,932		2,629,716
Convertible Note due on September 19, 2018 at 5% [Member]
Subsequent Event [Line Items]
Stated rate	5.00%
Debt redemption amount									86,272,849
Subsequent Event [Member]
Subsequent Event [Line Items]
Payment for repurchase of common shares				12,031,432
Proceeds from debt borrowings				227,300,000
Subsequent Event [Member] | Shaanxi Zhongmao Economy Development Co., Ltd. [Member]
Subsequent Event [Line Items]
Payments to acquire parcel of land					94,200,000
Subsequent Event [Member] | Kent EB-5 LLC [Member]
Subsequent Event [Line Items]
Loan facility, maximum borrowing amount						50,000,000
Debt term						5 years
Stated rate						5.95%
Subsequent Event [Member] | 2014 Restricted Stock Unit Plan [Member]
Subsequent Event [Line Items]
Payment for repurchase of common shares				7,042,725
Subsequent Event [Member] | Treasury Shares [Member]
Subsequent Event [Line Items]
Treasury share repurchases, shares				5,876,969
Subsequent Event [Member] | Treasury Shares [Member] | 2014 Restricted Stock Unit Plan [Member]
Subsequent Event [Line Items]
Treasury share repurchases, shares				4,234,884
Subsequent Event [Member] | Shanghai Junxin Real Estate Company [Member]
Subsequent Event [Line Items]
Percentage of equity interest securing debt				51.00%
Subsequent Event [Member] | Changsha Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Subsequent Event [Line Items]
Percentage of equity interest securing debt				75.00%
Subsequent Event [Member] | Xingyang Xinyuan Real Estate Co., Ltd. ("Xingyang Xinyuan") [Member]
Subsequent Event [Line Items]
Payments to acquire parcel of land							$ 8,400,000	$ 18,500,000